Loans Receivable (Details) - Schedule of Loans Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loans Receivable [Line Items]
Total loan receivable		$ 132,913
Loan to CGGP, LLC [Member]
Schedule of Loans Receivable [Line Items]
Total loan receivable		62,383
Loan to NewCo Vision, LLC [Member]
Schedule of Loans Receivable [Line Items]
Total loan receivable		$ 70,530